CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	0 Months Ended					1 Months Ended	5 Months Ended	12 Months Ended	0 Months Ended	5 Months Ended	0 Months Ended
	Oct. 07, 2005	Jun. 30, 2005	Jun. 09, 2005	Feb. 04, 2003	Oct. 17, 2001	May 31, 2008	Mar. 31, 1999	Mar. 31, 2012	Aug. 05, 2002 Related Party A [Member]	Mar. 31, 1999 Related Party A [Member]	Aug. 05, 2002 Related Party B [Member]
Common stock issued upon exercise of stock option, per share	$ 0.65
Common stock issued, per share					$ 0.125		$ 0.3125		$ 0.1	$ 0.00125	$ 0.01
Cancellation of previously issued common stock, cancellation date				Feb. 04, 2003
Common stock issued upon exercise of warrants, per share		$ 0.25	$ 0.25			$ 3.0
Rounding due to reverse one-for-five stock split, date								Jun. 27, 2011
Common stock issued, issuance date	Oct. 07, 2005	Jun. 30, 2005	Jun. 09, 2005		Oct. 17, 2001	May 31, 2008	Mar. 31, 1999		Aug. 05, 2002		Aug. 05, 2002